ASSETS HELD FOR SALE (Details) - EUR (€) € in Millions	Jun. 27, 2025	Dec. 31, 2024
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Assets held for sale	€ 70	€ 46